Significant accounting policies	12 Months Ended
Dec. 31, 2018
Statement [line items]
Significant accounting policies
1. Significant accounting policies
The Novartis Group (Novartis or Group) is a multinational group of companies specializing in the research, development, manufacturing and marketing of a broad range of healthcare products led by innovative pharmaceuticals and also including cost-saving generic pharmaceuticals and eye care products. The Group is headquartered in Basel, Switzerland.
The consolidated financial statements of the Group are prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They are prepared in accordance with the historical cost convention except for items that are required to be accounted for at fair value.
The Group’s financial year-end is December 31, which is also the annual closing date of the individual entities’ financial statements incorporated into the Group’s consolidated financial statements.
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year, which affect the reported amounts of assets and liabilities, including any contingent amounts, as well as of revenues and expenses. Actual outcomes and results could differ from those estimates and assumptions.
Listed below are accounting policies of significance to Novartis or, in cases where IFRS provides alternatives, the option adopted by Novartis.
Scope of consolidation
The consolidated financial statements include all entities, including structured entities, over which Novartis AG, Basel, Switzerland, directly or indirectly has control (generally as a result of owning more than 50% of the entity’s voting interest). Consolidated entities are also referred to as “subsidiaries.”
In cases where Novartis does not fully own a subsidiary, it has elected to value any remaining outstanding non-controlling interest at the time of acquiring control of the subsidiary at its proportionate share of the fair value of the net identified assets.
The contribution of a business to an associate or joint venture is accounted for by applying the option under IFRS that permits the accounting for the retained interest of the business contributed at its net book value at the time of the contribution.
Investments in associated companies (generally defined as investments in entities in which Novartis holds between 20% and 50% of voting shares or over which it otherwise has significant influence) and joint ventures are accounted for using the equity method, except for selected venture fund investments for which the Group has elected to apply the method of fair value through the consolidated income statement.
Foreign currencies
The consolidated financial statements of Novartis are presented in US dollars (USD). The functional currency of subsidiaries is generally the local currency of the respective entity. The functional currency used for the reporting of certain Swiss and foreign finance entities is USD instead of their respective local currencies. This reflects the fact that the cash flows and transactions of these entities are primarily denominated in these currencies.
For subsidiaries not operating in hyperinflationary economies, the subsidiary’s results, financial position and cash flows that do not have USD as their functional currency are translated into USD using the following exchange rates:
• Income, expense and cash flows using for each month the average exchange rate, with the US dollar values for each month being aggregated during the year
• Balance sheets using year-end exchange rates
• Resulting exchange rate differences are recognized in other comprehensive income
The hyperinflationary economies in which Novartis operates are Argentina and Venezuela. Venezuela was hyperinflationary for all years presented, and Argentina became hyperinflationary effective July 1, 2018, requiring retroactive implementation of hyperinflation accounting as of January 1, 2018.
The impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period is recorded in retained earnings in equity. The subsequent gains or losses resulting from the restatement of non-monetary assets are recorded in “Other financial income and expense” in the consolidated income statement.
Acquisition of assets
Acquired assets are initially recognized on the balance sheet at cost if they meet the criteria for capitalization. If acquired as part of a business combination, the fair value of identified assets represents the cost for these assets. If separately acquired, the cost of the asset includes the purchase price and any directly attributable costs for bringing the asset into the condition to operate as intended. Expected costs for obligations to dismantle and remove property, plant and equipment when they are no longer used are included in their cost.
Property, plant and equipment
Property, plant and equipment are depreciated on a straight-line basis in the consolidated income statement over their estimated useful lives. Leasehold land is depreciated over the period of its lease, whereas freehold land is not depreciated. The related depreciation expense is included in the costs of the functions using the asset.
Property, plant and equipment are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for property, plant and equipment:
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Government grants obtained for construction activities, including any related equipment, are deducted from the gross acquisition cost to arrive at the balance sheet carrying value of the related assets.
Goodwill and intangible assets
Goodwill
Goodwill arises in a business combination and is the excess of the consideration transferred to acquire a business over the underlying fair value of the net identified assets acquired. It is allocated to groups of cash-generating units (CGUs), which are usually represented by the reported segments. Goodwill is tested for impairment annually at the level of these groups of CGUs, and any impairment charges are recorded under “Other expense” in the consolidated income statement.
Intangible assets available for use
Novartis has the following classes of available-for-use intangible assets: Currently marketed products; Marketing know-how; Technologies; Other intangible assets (including computer software); and the Alcon brand name.
Currently marketed products represent the composite value of acquired intellectual property, patents, and distribution rights and product trade names.
Marketing know-how represents the value attributable to the expertise acquired for marketing and distributing Alcon surgical products.
Technologies represent identified and separable acquired know-how used in the research, development and production processes.
Significant investments in internally developed and acquired computer software are capitalized and included in the “Other” category and amortized once available for use.
The Alcon brand name is shown separately, as it is the only Novartis intangible asset that is available for use with an indefinite useful life. Novartis considers that it is appropriate that the Alcon brand name has an indefinite life since Alcon-branded products have a history of strong revenue and cash flow performance, and Novartis has the intent and ability to support the brand with spending to maintain its value for the foreseeable future.
Except for the Alcon brand name, intangible assets available for use are amortized over their estimated useful lives on a straight-line basis and are evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable. The Alcon brand name is not amortized, but evaluated for potential impairment annually.
The following table shows the respective useful lives for available-for-use intangible assets and the location in the consolidated income statement in which the respective amortization and any potential impairment charge is recognized:
	Useful life	Income statement location for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Marketing know-how	25 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including computer software)	3 to 7 years	In the respective functional expense

Alcon brand name	Not amortized, indefinite useful life	"Other expense"

Intangible assets not yet available-for-use
Acquired research and development intangible assets, which are still under development and have accordingly not yet obtained marketing approval, are recognized as In-Process Research and Development (IPR&D).
IPR&D is not amortized, but evaluated for potential impairment on an annual basis or when facts and circumstances warrant. Any impairment charge is recorded in the consolidated income statement under “Research and development.” Once a project included in IPR&D has been successfully developed, it is transferred to the “Currently marketed products” category.
Impairment of goodwill and intangible assets
An asset is considered impaired when its balance sheet carrying amount exceeds its estimated recoverable amount, which is defined as the higher of its fair value less costs of disposal and its value in use. Usually, Novartis applies the fair value less costs of disposal method for its impairment assessment. In most cases, no directly observable market inputs are available to measure the fair value less costs of disposal. Therefore, an estimate is derived indirectly and is based on net present value techniques utilizing post-tax cash flows and discount rates. In the limited cases where the value in use method would be applied, net present value techniques would be applied using pre-tax cash flows and discount rates.
Fair value less costs of disposal reflects estimates of assumptions that market participants would be expected to use when pricing the asset or CGUs, and for this purpose, management considers the range of economic conditions that are expected to exist over the remaining useful life of the asset.
The estimates used in calculating the net present values are highly sensitive and depend on assumptions specific to the nature of the Group’s activities with regard to:
• Amount and timing of projected future cash flows
• Long-term sales forecasts
• Actions of competitors (launch of competing products, marketing initiatives, etc.)
• Sales erosion rates after the end of patent or other intellectual property rights protection, and timing of the entry of generic competition
• Outcome of research and development activities (compound efficacy, results of clinical trials, etc.)
• Amount and timing of projected costs to develop IPR&D into commercially viable products
• Probability of obtaining regulatory approval
• Future tax rate
• Appropriate royalty rate for the Alcon brand name
• Appropriate terminal growth rate
• Appropriate discount rate
Generally, for intangible assets with a definite useful life, Novartis uses cash flow projections for the whole useful life of these assets. For goodwill and the Alcon brand name, Novartis generally utilizes cash flow projections for a five-year period based on management forecasts, with a terminal value based on cash flow projections usually in line with inflation rates for later periods. Probability-weighted scenarios are typically used.
Discount rates used consider the Group’s estimated weighted average cost of capital, adjusted for specific country and currency risks associated with cash flow projections to approximate the weighted average cost of capital of a comparable market participant.
Due to the above factors, actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using discounting techniques.
Impairment of associated companies accounted for at equity
Novartis considers investments in associated companies for impairment evaluation whenever objective evidence indicates the net investment may be impaired, including when a quoted share price indicates a fair value less than the per-share balance sheet carrying value for the investment.
If the recoverable amount of the investment is estimated to be lower than the balance sheet carrying amount, an impairment charge is recognized for the difference in the consolidated income statement under “Income from associated companies.”
Cash and cash equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less, which are readily convertible to known amounts of cash. Bank overdrafts are usually presented within current financial debts on the consolidated balance sheet, except in cases where a right of offset has been agreed with a bank, which then allows for presentation on a net basis.
Marketable securities, commodities and non-current financial assets
Commodities, which include gold bullion or coins, are valued at the lower of cost or fair value using current market prices. The changes in fair value below cost are immediately recorded in “Other financial income and expense.”
Marketable securities are financial assets consisting principally of equity and debt securities as well as fund investments. Marketable securities held for short-term purposes are principally traded in liquid markets and are classified as marketable securities within current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other financial income and expense” in the consolidated income statement. Marketable securities held for long-term strategic purposes are classified as non-current financial assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other income” and “Other expense” in the consolidated income statement.
Marketable securities are initially recorded at fair value on their trade date, which is different from the settlement date when the transaction is ultimately effected. Quoted securities are remeasured at each reporting date to fair value based on current market prices. If the market for a financial asset is not active or no market is available, fair values are established using valuation techniques. The majority of non-quoted investments are valued initially at fair value through the established purchase price between a willing buyer and seller. Non-quoted investments are subsequently adjusted based on values derived from discounted cash flow analysis or other pricing models. These investment values are classified as “Level 3” in the fair value hierarchy.
From January 1, 2018, with the adoption of IFRS 9 Financial Instruments, the Group classifies and accounts for its marketable securities and non-current financial assets in the following categories:
• Debt securities are valued at fair value through other comprehensive income with subsequent recycling into the consolidated income statement, as they meet the “solely payment of principal and interest and business model” criteria. Unrealized gains and losses, except exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are recognized in the consolidated income statement when the debt instrument is sold, at which time the gain is transferred to “Other financial income and expense.” Exchange gains and losses related to debt instruments are immediately recognized in the consolidated income statement to “Other financial income and expense.”
• Fund investments, equity securities of the Novartis Venture Fund and derivative assets are valued at fair value through profit and loss (FVPL). Unrealized gains and losses, including exchange gains and losses, are recognized in the consolidated income statement, for marketable securities held for short-term purposes and derivative assets to “Other financial income and expense,” and for fund investments and equity securities valued at FVPL, held for strategic purposes, to “Other income” for gains and “Other expense” for losses.
• Equity securities held as strategic investments, typically held outside of the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to retained earnings when the equity security is sold. If these equity securities are not designated at date of acquisition as financial assets valued at fair value through other comprehensive income, they are valued at FVPL, as described above.
• Other non-current financial assets, such as loans and long-term receivables from customers, advances and other deposits, are valued at amortized cost, which reflects the time value of money less any allowances for expected credit losses.
The Group assesses on a forward-looking basis the expected credit losses associated with its debt securities valued at fair value through other comprehensive income. Impairments on debt securities are recorded in “Other financial income and expense.”
For other financial assets valued at amortized costs, impairments, which are based on their expected credit losses, and exchange rate losses are included in “Other expense” in the consolidated income statement, and exchange rate gains and interest income, using the effective interest rate method, are included in “Other income” or “Other financial income” in the consolidated income statement, depending on the nature of the item.
Prior to the adoption of IFRS 9, the Group classified and accounted for its marketable securities and non-current financial assets in the following categories:
The Group classified all its equity and quoted debt securities as well as fund investments as available for sale, as they were not acquired to generate profit from short-term fluctuations in price. Unrealized gains, except exchange gains related to quoted debt instruments, were recorded as a fair value adjustment in the consolidated statement of comprehensive income. They were recognized in the consolidated income statement when the financial asset was sold, at which time the gain was transferred either to “Other financial income and expense,” for the marketable securities held for short-term non-strategic purposes, or to “Other income,” for all other equity securities and fund investments. Exchange gains related to quoted debt instruments were immediately recognized in the consolidated income statement under “Other financial income and expense.”
A security was assessed for impairment when its market value at the balance sheet date was less than initial cost reduced by any previously recognized impairment. Impairments on equity securities, quoted debt securities and fund investments, and exchange rate losses on quoted debt securities in a foreign currency that were held for short-term non-strategic purposes were recorded in “Other financial income and expense.” Impairments were recorded for all other equity securities and other fund investments in “Other expense” in the consolidated income statement.
Other non-current financial assets, including loans held for long-term strategic purposes, were carried at amortized cost, which reflects the time value of money less any allowances for uncollectable amounts. For these financial assets, impairments and exchange rate losses were included in “Other expense” in the consolidated income statement, and exchange rate gains and interest income using the effective interest rate method were included in “Other income” in the consolidated income statement.
Section “Impact of adopting significant new IFRS standards in 2018” in this Note 1 and Note 29 provides additional disclosure on the impact of adoption of IFRS 9 Financial Instruments.
Derivative financial instruments
Derivative financial instruments are initially recognized in the balance sheet at fair value and are remeasured to their current fair value at the end of each subsequent reporting period. The valuation of a forward exchange rate contract is based on the discounted cash flow model, using interest curves and spot rates at the reporting date as observable inputs.
Options are valued based on a modified Black-Scholes model using volatility and exercise prices as major observable inputs.
The Group utilizes derivative financial instruments for the purpose of hedging to reduce the volatility in the Group’s performance due to the exposure of various types of business risks. To mitigate these risks, the Group enters into certain derivative financial instruments. The risk reduction is obtained because the derivative’s value or cash flows are expected, wholly or partly, to offset changes in the value or cash flows of the recognized assets or liabilities. The overall strategy is aiming to mitigate the currency and interest exposure risk of positions that are contractually agreed, and to partially mitigate the exposure risk of selected anticipated transactions.
Certain derivative financial instruments meet the criteria for hedge accounting treatment. A prerequisite for obtaining this accounting-hedge relationship is extensive documentation on inception and proving on a regular basis that the economic hedge is effective for accounting purposes. Other derivative financial instruments do not meet the criteria to qualify for hedge accounting. Changes in the fair value of those derivative instruments are recognized immediately in “Other financial income and expense” in the consolidated income statement.
In addition, the Group has designated certain long-term debt components as hedges of the translation risk arising on certain net investments in foreign operations. On consolidation, foreign currency differences arising on long-term debt designated as net investment hedges of a foreign operation are recognized in other comprehensive income and accumulated in currency translation effects, to the extent that the hedge is effective. The foreign currency differences arising from hedge ineffectiveness are recognized in the income statement in “Other financial income and expense.”
When a hedged net investment is disposed of, the proportionate portion of the cumulative amount recognized in equity in relation to the hedged net investment is transferred to the consolidated income statement as an adjustment to the gain or loss on disposal.
Inventories
Inventory is valued at acquisition or production cost determined on a first-in, first-out basis. This value is used for the “Cost of goods sold” in the consolidated income statement. Unsalable inventory is fully written off in the consolidated income statement under “Cost of goods sold.”
Trade receivables
Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for estimated revenue deductions such as rebates, chargebacks and cash discounts.
From January 1, 2018, with the adoption of IFRS 9 Financial Instruments, provisions for expected credit losses are established using an expected credit loss model (ECL). The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated balance sheet and the estimated collectible amount. Charges for doubtful trade receivables are recorded as marketing and selling costs recognized in the consolidated income statement within “Selling, general and administration” expenses.
Prior to the adoption of IFRS 9, the Group’s accounting policy for provisions for doubtful trade receivables was as follows:
Provisions for doubtful trade receivables were established once there was an indication that it was likely that a loss would be incurred. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated balance sheet and the estimated collectible amount. Significant financial difficulties of a customer, such as probability of bankruptcy, financial reorganization, default or delinquency in payments, were considered indicators that recovery of the trade receivable was doubtful. Charges for doubtful trade receivables, recorded as marketing and selling costs, were recognized in the consolidated income statement within “Selling, general and administration” expenses.
Section “Impact of adopting significant new IFRS standards in 2018” in this Note 1 and Note 29 provides additional disclosure on the impact of adoption of IFRS 9 Financial Instruments.
Legal and environmental liabilities
Novartis and its subsidiaries are subject to contingencies arising in the ordinary course of business, such as patent litigation, environmental remediation liabilities and other product-related litigation, commercial litigation, and governmental investigations and proceedings. Provisions are recorded where a reliable estimate can be made of the probable outcome of legal or other disputes against the subsidiary.
Contingent consideration
In a business combination or divestment of a business, it is necessary to recognize contingent future payments to previous owners, representing contractually defined potential amounts as a liability or asset. Usually for Novartis, these are linked to milestone or royalty payments related to certain assets and are recognized as a financial liability or financial asset at their fair value, which is then remeasured at each subsequent reporting date. These estimations typically depend on factors such as technical milestones or market performance, and are adjusted for the probability of their likelihood of payment and, if material, are appropriately discounted to reflect the impact of time.
Changes in the fair value of contingent consideration liabilities in subsequent periods are recognized in the consolidated income statement in “Cost of goods sold” for currently marketed products and in “Research and development” for IPR&D. Changes in contingent consideration assets are recognized in “Other income” or “Other expense,” depending on its nature.
The effect of unwinding the discount over time is recognized for contingent liabilities in “Interest expense” and for contingent assets as interest income recognized in the consolidated income statement within “Other financial income and expense.”
Defined benefit pension plans and other post-employment benefits
The liability in respect of defined benefit pension plans and other post-employment benefits is the defined benefit obligation calculated annually by independent actuaries using the projected unit credit method. The current service cost for such post-employment benefit plans is included in the personnel expenses of the various functions where the associates are employed, while the net interest on the net defined benefit liability or asset is recognized as “Other expense” or “Other income.”
Treasury shares
Treasury shares are initially recorded at fair value on their trade date, which is different from the settlement date, when the transaction is ultimately effected. Treasury shares are deducted from consolidated equity at their nominal value of CHF 0.50 per share. Differences between the nominal amount and the transaction price on purchases or sales of treasury shares with third parties, or the value of services received for the shares allocated to associates as part of share-based compensation arrangements, are recorded in “Retained earnings” in the consolidated statement of changes in equity.
Revenue recognition
From January 1, 2018, with the implementation of the new standard IFRS 15 Revenue from Contracts with Customers, the Group accounting policy for revenue recognition is as follows:
Revenue on the sale of Novartis Group products and services, which is recorded as “Net sales” in the consolidated income statement, is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over the promised goods and services to the customer, substantially all of which is at the point in time of shipment to or receipt of the products by the customer or when the services are performed. If contracts contain customer acceptance provisions, revenue would be recognized upon the satisfaction of acceptance criteria. If products are stockpiled at the request of the customer, revenue is only recognized once the products have been inspected and accepted by the customer, and there is no right of return or replenishment on product expiry. The amount of revenue to be recognized is based on the consideration Novartis expects to receive in exchange for its goods and services. If a contract contains more than one performance obligation, the consideration is allocated based on the standalone selling price of each performance obligation.
Surgical equipment may be sold together with other products and services under a single contract. Revenues are recognized upon satisfaction of each of the performance obligations in the contract and the consideration is allocated based on the standalone selling price of each performance obligation.
For surgical equipment, in addition to cash and installment sales, revenue is recognized under finance and operating lease arrangements. Arrangements in which Novartis transfers substantially all the risks and rewards incidental to ownership to the customer are treated as finance lease arrangements. Revenue from finance lease arrangements is recognized at amounts equal to the fair value of the equipment, which approximate the present value of the minimum lease payments under the arrangements. As interest rates embedded in lease arrangements are approximately market rates, revenue under finance lease arrangements is comparable to revenue for outright sales. Finance income for arrangements longer than twelve months is deferred and subsequently recognized based on a pattern that approximates the use of the effective interest method and recorded in “Other income.” Operating lease revenue for equipment rentals is recognized on a straight-line basis over the lease term.
The consideration Novartis receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal will not occur. The most common elements of variable consideration are listed below.
• Rebates and discounts granted to government agencies, wholesalers, retail pharmacies, managed healthcare organizations and other customers are provisioned and recorded as a deduction from revenue at the time the related revenues are recorded or when the incentives are offered. They are calculated on the basis of historical experience and the specific terms in the individual agreements.
• Refunds granted to healthcare providers under innovative pay-for-performance agreements are provisioned and recorded as a revenue deduction at the time the related sales are recorded. They are calculated on the basis of historical experience and clinical data available for the product, as well as the specific terms in the individual agreements. In cases where historical experience and clinical data are not sufficient for a reliable estimation of the outcome, revenue recognition is deferred until the uncertainty is resolved or until such history is available.
• Cash discounts offered to customers are to encourage prompt payment and are provisioned and recorded as revenue deductions at the time the related sales are recorded.
• Shelf stock adjustments are generally granted to customers, primarily of the Sandoz Division, to cover the inventory held by them at a time the price decline becomes effective. Revenue deduction provisions for shelf stock adjustments are recorded when the price decline is anticipated, based on the impact of the price decline on the customer’s estimated inventory levels.
• Sales returns provisions are recognized and recorded as revenue deductions when there is historical experience of Novartis agreeing to customer returns and Novartis can reasonably estimate expected future returns. In doing so, the estimated rate of return is applied, determined on the basis of historical experience of customer returns and considering any other relevant factors. This is applied to the amounts invoiced, also considering the amount of returned products to be destroyed versus products that can be placed back in inventory for resale. Where shipments are made on a resale or return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired.
Provisions for revenue deductions are adjusted to actual amounts as rebates, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions.
“Other revenue” includes income from profit-sharing arrangements with our collaboration partners, and royalty and milestone income from the out-licensing of intellectual property (IP) when Novartis retains an interest in the IP through a license. Royalty income earned through a license is recognized when the underlying sales have occurred. Milestone income is recognized at the point in time when it is highly probable that the respective milestone event criteria is met, and the risk of reversal of revenue recognition is remote. Other revenue also includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales, and is recognized when control transfers to the third party and our performance obligations are satisfied.
Prior to the adoption of IFRS 15 on January 1, 2018, the Group accounting policy for revenue recognition was as follows:
Revenue was recognized on the sale of Novartis Group products and services, and was recorded as “Net sales” in the consolidated income statement when there was persuasive evidence that a sales arrangement exists; title, risks and rewards for the products are transferred to the customer; the price was determinable; and collectability was reasonably assured. If contracts contain customer acceptance provisions, revenue would be recognized upon the satisfaction of acceptance criteria. If products are stockpiled at the request of the customer, revenue was only recognized once the products have been inspected and accepted by the customer, and there was no right of return or replenishment on product expiry.
Surgical equipment may be sold together with other products and services under a single contract. The total consideration was allocated to the separate elements based on their relative fair values. Revenue was recognized once the recognition criteria have been met for each element of the contract.
For surgical equipment, in addition to cash and installment sales, revenue was recognized under finance and operating lease arrangements. Arrangements in which Novartis transfers substantially all the risks and rewards incidental to ownership to the customer are treated as finance lease arrangements. Revenue from finance lease arrangements was recognized at amounts equal to the fair values of the equipment, which approximate the present values of the minimum lease payments under the arrangements. As interest rates embedded in lease arrangements are approximately market rates, revenue under finance lease arrangements was comparable to revenue for outright sales. Finance income for arrangements in excess of 12 months was deferred and subsequently recognized based on a pattern that approximates the use of the effective interest method and recorded in “Other income.” Operating lease revenue for equipment rentals was recognized on a straight-line basis over the lease term.
Provisions for rebates and discounts granted to government agencies, wholesalers, retail pharmacies, managed healthcare organizations and other customers are recorded as a deduction from revenue at the time the related revenues are recorded or when the incentives are offered. They are calculated on the basis of historical experience and the specific terms in the individual agreements.
Provisions for refunds granted to healthcare providers under innovative pay-for-performance agreements are recorded as a revenue deduction at the time the related sales are recorded. They are calculated on the basis of historical experience and clinical data available for the product, as well as the specific terms in the individual agreements. In cases where historical experience and clinical data are not sufficient for a reliable estimation of the outcome, revenue recognition was deferred until such history was available.
Cash discounts are offered to customers to encourage prompt payment and are recorded as revenue deductions.
Following a decrease in the price of a product, we generally grant customers a “shelf stock adjustment” for their existing inventory for the involved product. Provisions for shelf stock adjustments, which are primarily relevant within the Sandoz Division, are determined at the time of the price decline or at the point of sale, if the impact of a price decline on the products sold can be reasonably estimated based on the customer’s inventory levels of the relevant product.
When there was historical experience of Novartis agreeing to customer returns, and Novartis could reasonably estimate expected future returns, a provision was recorded for estimated sales returns. In doing so, the estimated rate of return was applied, determined based on historical experience of customer returns and considering any other relevant factors. This was applied to the amounts invoiced, also considering the amount of returned products to be destroyed versus products that could be placed back in inventory for resale. Where shipments are made on a resale or return basis, without sufficient historical experience for estimating sales returns, revenue was only recorded when there was evidence of consumption or when the right of return had expired.
Provisions for revenue deductions were adjusted to actual amounts as rebates, discounts and returns were processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions.
“Other revenue” includes royalty and profit-sharing income, and revenue from activities such as manufacturing services or other services rendered, to the extent such revenue was not recorded under net sales.
Section “Impact of adopting significant new IFRS standards in 2018” in this Note 1 and Note 29 provides additional disclosure on the impact of adoption.
Research and development
Internal research and development (R&D) costs are fully charged to “Research and development” in the consolidated income statement in the period in which they are incurred. The Group considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union, Switzerland or Japan.
Payments made to third parties, such as contract research and development organizations in compensation for subcontracted R&D, that are deemed to not transfer intellectual property to Novartis are expensed as internal R&D expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market.
Payments made to third parties to in-license or acquire intellectual property rights, compounds and products, including initial upfront and subsequent milestone payments, are capitalized, as are payments for other assets, such as technologies to be used in R&D activities. If additional payments are made to the originator company to continue to perform R&D activities, an evaluation is made as to the nature of the payments. Such additional payments will be expensed if they are deemed to be compensation for subcontracted R&D services not resulting in an additional transfer of intellectual property rights to Novartis. Such additional payments will be capitalized if they are deemed to be compensation for the transfer to Novartis of additional intellectual property developed at the risk of the originator company. Subsequent internal R&D costs in relation to IPR&D and other assets are expensed, since the technical feasibility of the internal R&D activity can only be demonstrated by the receipt of marketing approval for a related product from a regulatory authority in a major market.
Costs for post-approval studies performed to support the continued registration of a marketed product are recognized as marketing expenses. Costs for activities that are required by regulatory authorities as a condition for obtaining marketing approval are capitalized and recognized as currently marketed products.
Inventory produced ahead of regulatory approval is fully provisioned, and the charge is included in “Other expense” in the consolidated income statement, as its ultimate use cannot be assured. If this inventory can be subsequently sold, the provision is released to “Other income” in the consolidated income statement either on approval by the appropriate regulatory authority or, exceptionally in Europe, on recommendation by the Committee for Medicinal Products for Human Use (CHMP), if approval is virtually certain.
Share-based compensation
Vested Novartis shares and American Depositary Receipts (ADRs) that are granted as compensation are valued at their market value on the grant date and are immediately expensed in the consolidated income statement.
The fair values of unvested restricted shares, restricted share units (RSUs) and performance share units (PSUs) in Novartis shares and ADRs granted to associates as compensation are recognized as an expense over the related vesting period. The expense recorded in the consolidated income statement is included in the personnel expenses of the various functions where the associates are employed.
Unvested restricted shares, restricted ADRs and RSUs are only conditional on the provision of services by the plan participant during the vesting period. They are valued using their fair value on the grant date. As RSUs do not entitle the holder to dividends, the fair value is based on the Novartis share price at the grant date adjusted for the net present value of the dividends expected to be paid during the holding period. The fair value of these grants, after making adjustments for assumptions related to their forfeiture during the vesting period, is expensed on a straight-line basis over the respective vesting period.
PSUs are subject to certain performance criteria being achieved during the vesting period and require plan participants to provide services during the vesting period. PSUs granted under plans defined as Long-Term Performance Plans are subject to performance criteria based on Novartis internal performance metrics. The expense is determined taking into account assumptions concerning performance during the period against targets and expected forfeitures due to plan participants not meeting their service conditions. These assumptions are periodically adjusted. Any change in estimates for past services is recorded immediately as an expense or income in the consolidated income statement, and amounts for future periods are expensed over the remaining vesting period. As a result, at the end of the vesting period, the total charge during the whole vesting period represents the amount that will finally vest. The number of equity instruments that finally vest is determined at the vesting date.
PSUs granted under the Long-Term Relative Performance Plan (LTRPP) are conditional on the provision of services by the plan participant during the vesting period as well as on the total shareholder return (TSR) performance of Novartis relative to a specific peer group of companies over the vesting period. These performance conditions are based on variables that can be observed in the market. IFRS requires that these observations are taken into account in determining the fair value of these PSUs at the date of grant. Novartis has determined the fair value of these PSUs at the date of grant using a Monte Carlo simulation model. The total fair value of this grant is expensed on a straight-line basis over the vesting period. Adjustments to the number of equity instruments granted are only made if a plan participant does not fulfill the service conditions.
Measuring the fair values of PSUs granted under the LTRPP requires estimates. The Monte Carlo simulation used for determining the fair value of the PSUs related to the LTRPP requires as input parameters the probability of factors related to uncertain future events; the term of the award; the grant price of underlying shares or ADRs; expected volatilities; the expected correlation matrix of the underlying equity instruments with those of the peer group of companies; and the risk-free interest rate.
If a plan participant leaves Novartis for reasons other than retirement, disability or death, then unvested restricted shares, restricted ADRs, RSUs and PSUs are forfeited, unless determined otherwise by the provision of the plan rules or by the Compensation Committee of the Novartis Board of Directors, for example, in connection with a reorganization or divestment.
Government grants
Grants from governments or similar organizations are recognized at their fair value when there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
Government grants related to income are deferred and recognized in the consolidated income statement over the period necessary to match them with the related costs that they are intended to compensate.
The accounting policy for property, plant and equipment describes the treatment of any related grants.
Restructuring charges
Restructuring provisions are recognized for the direct expenditures arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in “Other expense” in the consolidated income statements. Corresponding releases are recorded in “Other income” in the consolidated income statement.
Taxes
Taxes on income are provided in the same periods as the revenues and expenses to which they relate and include interest and penalties incurred during the period. Deferred taxes are determined using the comprehensive liability method and are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet prepared for consolidation purposes, except for those temporary differences related to investments in subsidiaries and associated companies, where the timing of their reversal can be controlled and it is probable that the difference will not reverse in the foreseeable future. Since the retained earnings are reinvested, withholding or other taxes on eventual distribution of a subsidiary’s retained earnings are only taken into account when a dividend has been planned.
The estimated amounts for current and deferred tax assets or liabilities, including any amounts related to any uncertain tax positions, are based on currently known facts and circumstances. Tax returns are based on an interpretation of tax laws and regulations, and reflect estimates based on these judgments and interpretations. The tax returns are subject to examination by the competent taxing authorities, which may result in an assessment being made requiring payments of additional tax, interest or penalties. Inherent uncertainties exist in the estimates of the tax positions.
Non-current assets held for sale
Non-current assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs of disposal. Assets held for sale, included within a disposal group or discontinued operations are not depreciated or amortized.
Transaction costs recorded in equity
Transaction costs that are directly attributable to the potential distribution (spin-off) of Alcon to the Novartis shareholders, and that would otherwise have been avoided, are recorded as a deduction from equity. If the spin-off does not occur, the cost will be recycled into the consolidated income statement.
Impact of adopting significant new IFRS standards in 2018
The following new IFRS standards have been adopted by Novartis from January 1, 2018:
IFRS 9 Financial Instruments
Novartis implemented IFRS 9 Financial Instruments as of January 1, 2018, which substantially changes the classiﬁcation and measurement of ﬁnancial instruments. The new standard requires impairments to be based on a forward-looking model, changes the approach to hedging ﬁnancial exposures and related documentation, changes the recognition of certain fair value changes, and amends disclosure requirements.
The impairment of financial assets, including trade and lease receivables, is now assessed using an expected credit loss model; previously, the incurred loss model was used. Given the nature of Novartis financial assets, the Group had no significant impact to its provisions for doubtful accounts or impairments from this change.
The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon the Group’s own risk management strategy and objectives, and to be discontinued only when the relationships no longer qualify for hedge accounting. There was no impact upon adoption of the new standard, as the Group’s existing hedge relationships continue to be designated as such under the new hedge accounting requirements.
The most significant impact to the Group upon adoption of IFRS 9 relates to the treatment of the unrealized gains and losses from changes in fair value on certain of the Group’s financial instruments, which were previously classified as available-for-sale marketable securities and financial investments. The unrealized gains and losses (to the extent of previous recognized unrealized gains), which the Group recognized previously in the consolidated statement of other comprehensive income, are from January 1, 2018, recognized in the consolidated income statement. This approach is applied to equity securities where the fair value through other comprehensive income irrevocable option is not applied.
The Group applied the modified retrospective method upon adoption of IFRS 9 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 9 to retained earnings and not to restate prior years. The cumulative effect recorded at January 1, 2018, was an increase to retained earnings of USD 177 million.
IFRS 15 Revenue from Contracts with Customers
Novartis implemented the new standard IFRS 15 Revenue from Contracts with Customers as of January 1, 2018. The new standard amends revenue recognition requirements and establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash ﬂows arising from contracts with customers. The standard replaces IAS 18 Revenue and IAS 11 Construction contracts and related interpretations.
The impacts of adoption of the new standard are summarized below:
• The Group’s “Net sales” are derived from the sale of drug substances, vision care products, surgical equipment, and other products and services, where control transfers to our customers and our performance obligations are satisfied at the time of shipment to or receipt of the products by the customer or when the services are performed. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized under these arrangements.
• The Group’s “Other revenue” consists of royalty income from the out-licensing of intellectual property (IP), which is recognized as earned, and from manufacturing and other services, where revenue is recognized when control transfers to the third party and our performance obligations are satisfied. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized from these manufacturing and other services arrangements, nor did it change accounting for these royalty arrangements, as the standard’s royalty exception is applied for IP licenses. “Other revenue” also includes revenue from profit-sharing arrangements with our collaboration partners. Furthermore, the Group receives milestone payments related to the out-licensing of IP. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized under these arrangements.
The Group applied the modified retrospective method upon adoption of IFRS 15 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 15 to retained earnings and not to restate prior years. The cumulative effect recorded at January 1, 2018, was an increase to retained earnings of USD 60 million.
For further information on the impact of adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers, see Note 29.
New IFRS standards effective as of January 1, 2019
IFRS 16 Leases
IFRS 16 Leases substantially changes the ﬁnancial statements as the majority of leases for which the company is the lessee will become on-balance sheet liabilities with corresponding right-of-use assets on the balance sheet. The lease liability reflects the net present value of the remaining lease payments, and the right-of-use asset corresponds to the lease liability, adjusted for payments made before the commencement date, lease incentives and other items related to the lease agreement. The standard replaces IAS 17 Leases.
Upon adoption of the new standard, a portion of the annual operating lease costs, which is currently fully recognized as a functional expense, will be recorded as interest expense. In addition, the portion of the annual lease payments recognized in the cash flow statement as a reduction of the lease liability will be recognized as an outflow from financing activities, which currently is fully recognized as an outflow from operating activities. Given the leases involved and the current low interest rate environment, the Group does not expect these effects to be significant.
The Group will implement the new standard on January 1, 2019, and will apply the modified retrospective method, with right-of-use assets measured at an amount equal to the lease liability, adjusted by the amount of the prepaid or accrued lease payments relating to those leases recognized in the balance sheet immediately before the date of initial application and will not restate prior years.
Results of our impact assessment:
The undiscounted operating lease commitments as of December 31, 2018 disclosed in Note 27, amounted to USD 3.6 billion. This includes approximately USD 0.3 billion of leases with a commencement date in 2019 and short-term leases as well as low-value leases that will be recognized on a straight-line basis as expense in profit and loss. For the remaining lease commitments of USD 3.3 billion, the Group expects to recognize on January 1, 2019, lease liabilities in the range of USD 1.9 billion and right-of-use assets in the range of USD 1.7 billion (after adjustments for the approximately USD 0.2 billion prepayments and accrued lease payments recognized as at December 31, 2018). This does not include the right to use assets and lease liability on finance lease agreements of USD 79 million and USD 92 million, respectively. We expect an insignificant impact to retained earnings upon adoption of IFRS 16 to arise from subleases that were accounted for as operating lease agreements under IAS 17 and are accounted for as finance leases under IFRS 16.
As a lessor, the Group does not expect any significant impact upon adoption.
There are no other IFRS standards or interpretations not yet effective that would be expected to have a material impact on the Group.